PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2016	2017

Government authorities	$588	$2,504
Hedging transaction asset	1,539	1,192
Prepaid expenses	11,820	13,962
Other current assets	3,399	1,588

	$17,346	$19,246